Business Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Sep. 30, 2018	Oct. 31, 2017	May 31, 2020	May 31, 2019	May 31, 2018	Dec. 31, 2018	Dec. 01, 2018	Nov. 01, 2018	Oct. 01, 2017	May 31, 2017
Business Acquisition [Line Items]
Goodwill			$ 80,366	$ 79,614	$ 31,729
Ainuo Shida [Member]
Business Acquisition [Line Items]
Business acquisition, equity interest		100.00%
Business acquisition, total consideration		$ 11,012	931	$ 2,043	5,309
Hangzhou Shengshen [Member]
Business Acquisition [Line Items]
Business acquisition, date				Oct. 31, 2017
Goodwill									$ 9,809
Deferred revenue									$ 5,566
Suzhou Hongyi [Member]
Business Acquisition [Line Items]
Cash consideration				$ 27,458
Business acquisition, equity interest	100.00%
Business acquisition, total consideration	$ 42,608
Goodwill								$ 37,860
Contingent consideration liability	$ 42,608			15,150
Other Acquisitions [Member]
Business Acquisition [Line Items]
Cash consideration			376	381
Business acquisition, total consideration					6,992
Cash and cash equivalents					8,639
Intangible assets					2,294
Goodwill					6,383
Deferred revenue					15,215
Non-controlling interests					1,683
Asia Pacific Montessori Education Co Ltd [Member]
Business Acquisition [Line Items]
Cash consideration				$ 8,784
Business acquisition, equity interest				100.00%		65.00%				35.00%
Business acquisition, total consideration			1,071	$ 12,600	11,216
Goodwill							$ 17,043
Remeasurement Gain(Loss) In Respect Of Investments Made In Business Acquisition				4,298
Other Acquisitions [Member]
Business Acquisition [Line Items]
Cash consideration			43	398	$ 5,902
Business acquisition, total consideration				441
Cash and cash equivalents				107
Goodwill				$ 729
Nanjing Qicheng [Member]
Business Acquisition [Line Items]
Cash consideration			346
Business acquisition, total consideration			1,153
Intangible assets			1,149
Goodwill			2,815
Contingent consideration liability			807
Business Acquisition Two Thousand and Twenty [Member]
Business Acquisition [Line Items]
Business acquisitions, Actual revenue			829
Business acquisitions, Actual net income loss			$ 1,115